Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Allowance for doubtful patient accounts	$ 2,437,854	$ 2,190,762
Current assets of hospitals held for sale	39,860	42,058
Noncurrent assets of hospitals held for sale	94,394	107,513
Current liabilities of hospitals held for sale	24,447	16,428
Accumulated amortization	$ 535,142	$ 394,827
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	95,987,032	92,925,715
Common stock, shares outstanding	95,011,483	91,950,166
Treasury stock, shares	975,549	975,549